UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

Keith F. Karlawish, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,
100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

EQUITY  INDEX  FUND

CLASS	A	SHARES
CLASS	B	SHARES
CLASS	C	SHARES

INSTITUTIONAL CLASS SHARES

JUNE 30, 2008

LETTER FROM THE PRESIDENT AND INVESTMENT ADVISOR

Dear Shareholders:

We are pleased to present this semiannual report for the BB&T Equity Index Fund, covering the six-month period between January 1 and June 30, 2008 (the “period”). The S&P 500®1 posted a loss of 12.83% for the period, with losses spread across most economic sectors. Losses were most significant within the financial and consumer discretionary sectors. Energy and materials were the only sectors to post positive aggregate returns during the first half of the year.

Economic growth slowed considerably during the period. The housing market continued to deteriorate: A key index found that in June home prices had fallen 14.4% compared to the same period the previous year. Mortgage defaults meanwhile spread from sub-prime loans to prime loans, as well as to home equity and auto loans. The combination of falling home values, extremely tight credit conditions, higher prices on food and energy and a weaker job market crimped consumer spending, depressing economic growth. Consumer confidence dropped, falling to a 16-year low by the end of the period. Concerns about inflation grew as well, fueled by a weaker dollar and surging commodities prices.

Growth remained stronger than expected, however, with first-quarter gross domestic product figures showing that the U.S. economy continued to expand, albeit at a very modest pace. The federal government’s $152 billion economic stimulus package helped, at least temporarily, to keep the economy from sliding into a contraction. A weakening dollar led to strong exports, as U.S. companies’ products and services became more competitive overseas and foreign revenues increased.

Fallout from the sub-prime mortgage crisis continued to ripple through the financial markets during this period. Financial firms reported large losses on complex financial instruments linked to mortgages and corporate loans. The companies’ troubles pulled down stocks in the financial sector by more than 30% during the period. The telecommunications, industrials, consumer discretionary, health care and information technology sectors also produced aggregate losses greater than 10% for the period. Energy stocks posted a better-than 8% gain, primarily due to the surging prices of oil and gas.

Thank you for investing in the BB&T Equity Index Fund. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

Keith F. Karlawish, CFA

President

BB&T Funds

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

[1]

“S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc., a wholly owned subsidiary of BB&T Corporation, serves as investment adviser to the BB&T Funds and is paid a fee for its services. Shares of the BB&T Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds are distributed by BB&T AM Distributors, Inc. The distributor is not affiliated with Branch Banking and Trust Company or it affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

Portfolio Holdings Summary

(Unaudited)

Investment Type	% of Investment
S&P 500 Index Master Portfolio	100.00%

Total	100.00%

For a summary of the S&P 500 Index Master Portfolio holdings, please see the accompanying financial statements of the Master Portfolio.

Expense Examples (Unaudited)

As a shareholder of the BB&T Equity Index Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and sales and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08	Annualized Expense Ratio During Period* 1/1/08 - 6/30/08
BB&T Equity Index Fund	Class A	$1,000.00	$879.10	$2.80	0.60%
	Class B	1,000.00	875.50	6.30	1.35%
	Class C	1,000.00	874.70	6.29	1.35%
	Institutional Class	1,000.00	878.70	1.63	0.35%

*	Expenses are equal to the Fund’s annualized expense ratio during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchases. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08	Annualized Expense Ratio During Period* 1/1/08 - 6/30/08
BB&T Equity Index Fund	Class A	$1,000.00	$1,021.88	$3.02	0.60%
	Class B	1,000.00	1,018.15	6.77	1.35%
	Class C	1,000.00	1,018.15	6.77	1.35%
	Institutional Class	1,000.00	1.023.12	1.76	0.35%

*	Expenses are equal to the Fund’s annualized expense ratio during the period, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 366.

BB&T FUNDS

Equity Index Fund

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)
Assets:
Investment in S&P 500 Index Master Portfolio, at value (See Note 1)	$96,089,036
Receivable for capital shares issued	298,798
Prepaid expenses	6,648

Total Assets	96,394,482

Liabilities:
Distributions payable	7,111
Payable for capital shares redeemed	24,792
Accrued expenses and other payables:
Administration fees	8,781
Compliance service fees	303
Distribution fees	14,552
Professional fees	13,713
Other	40,292

Total Liabilities	109,544

Net Assets:	$96,284,938

Net Assets Consist of:
Capital	$85,832,521
Accumulated undistributed net investment income	19,924
Accumulated realized loss from investment transactions	(9,785,486)
Net unrealized appreciation on investments	20,217,979

Net Assets	$96,284,938

Net Assets
Class A Shares	$23,175,788
Class B Shares	10,631,799
Class C Shares	267,716
Institutional Class Shares	62,209,635

Total	$96,284,938

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):
Class A Shares	2,699,428
Class B Shares	1,261,349
Class C Shares	31,478
Institutional Class Shares	7,280,727

Total	11,272,982

Net Asset Value
Class A Shares — redemption price per share	$8.59
Class B Shares — offering price per share*	8.43
Class C Shares — offering price per share*	8.50
Institutional Class Shares — offering and redemption price per share	8.54

Maximum Sales Charge — Class A Shares	5.75%

Maximum Offering Price (100%/(100% – Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share — Class A Shares	$9.11

*	Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)
Net Investment Income Allocated from Master Portfolio:
Dividend income	$1,093,192	(a)
Interest income	27,333	(a)
Securities lending income	26,798	(a)
Expenses (b)	(26,488	)(a)

Net Investment Income Allocated from Master Portfolio	1,120,835

Expenses:
Distribution fees — Class A Shares	67,634
Distribution fees — Class B Shares	58,654
Distribution fees — Class C Shares	1,429
Administration fees	45,257
Printing fees	45,070
Fund accounting fees	22,794
Transfer agent fees	21,480
Professional fees	13,183
Trustees fees	2,825
Custodian fees	2,726
Registration fees	2,615
Insurance expense	1,385
Compliance service fees	240

Gross expenses	285,292
Less expenses waived by the Distributor	(33,817)

Net Expenses	251,475

Net Investment Income	869,360

Realized/Unrealized Losses Allocated from Master Portfolio:
Net realized losses from:
Investment transactions	(646,327	)(a)
Futures contracts	(380,291	)(a)
Change in unrealized appreciation/depreciation from:
Investment transactions	(13,574,090	)(a)
Futures contracts	(15,705	)(a)

Net realized/unrealized losses allocated from Master Portfolio	(14,616,413)

Change in net assets from operations	$(13,747,053)

(a)	Allocated from the S&P Index Master Portfolio.
(b)	Expenses allocated from the S&P 500 Index Master Portfolio are shown net of any fee reductions.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$869,360	$1,687,967
Net realized gains (losses) from investment transactions, in-kind redemptions and futures contracts	(1,026,618)	3,341,490
Change in unrealized appreciation/depreciation from investments, futures contracts and securities sold short	(13,589,795)	2,563,816

Change in net assets from operations	(13,747,053)	7,593,273

Distribution to Class A Shareholders:
Net investment income	(202,558)	(942,024)
Distributions to Class B Shareholders:
Net investment income	(47,839)	(101,302)
Distributions to Class C Shareholders:
Net investment income	(1,180)	(2,237)
Distributions to Institutional Class* Shareholders:
Net investment income	(592,930)	(678,197)

Change in net assets from shareholder distributions	(844,507)	(1,723,760)

Capital Transactions:
Proceeds from shares issued
Class A Shares	3,342,334	10,039,514
Class B Shares	259,936	550,251
Class C Shares	17,937	39,572
Institutional Class Shares	6,405,361	78,973,053
Distributions reinvested
Class A Shares	201,642	1,300,731
Class B Shares	47,229	129,487
Class C Shares	1,180	2,176
Institutional Class Shares	580,380	662,506
Value of shares redeemed
Class A Shares	(7,549,820)	(92,738,401)
Class B Shares	(1,303,792)	(2,859,818)
Class C Shares	(20,245)	(28,064)
Institutional Class Shares	(8,918,835)	(6,006,626)

Change in net assets from capital transactions	(6,936,693)	(9,935,619)

Change in net assets	(21,528,253)	(4,066,106)
Net Assets:
Beginning of period	117,813,191	121,879,297

End of period	$96,284,938	$117,813,191

Accumulated undistributed (distributions in excess of) net investment income	$19,924	$(4,929)

Share Transactions:
Issued
Class A Shares	370,480	1,024,937
Class B Shares	29,107	56,818
Class C Shares	1,985	4,006
Institutional Class Shares	707,457	7,922,762
Reinvested
Class A Shares	23,084	133,468
Class B Shares	5,512	13,430
Class C Shares	136	221
Institutional Class Shares	66,863	66,383
Redeemed
Class A Shares	(824,566)	(9,253,835)
Class B Shares	(145,855)	(275,566)
Class C Shares	(2,219)	(2,453)
Institutional Class Shares	(976,561)	(506,177)

Change in shares	(744,577)	(816,006)

*	Institutional Class Shares commenced operations May 1, 2007.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class A Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$9.85	$9.52	$8.39	$8.14	$7.48	$5.90

Investment Activities:
Net investment income(a)	0.07 (b)	0.13 (b)	0.12 (b)	0.11	0.11	0.08
Net realized and unrealized gains (losses) from investments(a)	(1.26)	0.33	1.14	0.25	0.66	1.58

Total from Investment Activities	(1.19)	0.46	1.26	0.36	0.77	1.66

Distributions:
Net investment income	(0.07)	(0.13)	(0.13)	(0.11)	(0.11)	(0.08)

Total Distributions	(0.07)	(0.13)	(0.13)	(0.11)	(0.11)	(0.08)

Net Asset Value — End of Period	$8.59	$9.85	$9.52	$8.39	$8.14	$7.48

Total Return (excludes sales charge)(c)	(12.09)%	4.85%	15.15%	4.43%	10.23%	28.28%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$23,176	$30,845	$106,833	$135,175	$139,833	$109,282
Ratio of net expenses to average net assets(a)(d)	0.60%	0.61%	0.58%	0.57%	0.49%	0.48%
Ratio of net investment income to average net assets(a)(d)	1.57%	1.36%	1.40%	1.32%	1.57%	1.31%
Ratio of expenses to average net assets*(a)(d)	0.85%	0.86%	0.84%	0.84%	0.96%	0.95%
Portfolio turnover rate(c)(e)	3%	7%	14%	10%	14%	8%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class B Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$9.67	$9.36	$8.25	$8.02	$7.37	$5.83

Investment Activities:
Net investment income(a)	0.04 (b)	0.06 (b)	0.06 (b)	0.05	0.06	0.03
Net realized and unrealized gains (losses) from investments(a)	(1.24)	0.32	1.12	0.23	0.65	1.54

Total from Investment Activities	(1.20)	0.38	1.18	0.28	0.71	1.57

Distributions:
Net investment income	(0.04)	(0.07)	(0.07)	(0.05)	(0.06)	(0.03)

Total Distributions	(0.04)	(0.07)	(0.07)	(0.05)	(0.06)	(0.03)

Net Asset Value — End of Period	$8.43	$9.67	$9.36	$8.25	$8.02	$7.37

Total Return(c)	(12.45)%	4.06%	14.35%	3.48%	9.48%	27.18%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$10,632	$13,279	$14,765	$14,367	$15,207	$13,055
Ratio of net expenses to average net assets(a)(d)	1.35%	1.37%	1.33%	1.32%	1.23%	1.23%
Ratio of net investment income to average net assets(a)(d)	0.82%	0.65%	0.65%	0.57%	0.81%	0.54%
Ratio of expenses to average net assets*(a)(d)	1.35%	1.37%	1.34%	1.34%	1.45%	1.45%
Portfolio turnover rate(c)(e)	3%	7%	14%	10%	14%	8%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Class C Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$9.76	$9.44	$8.32	$8.08	$7.42	$5.86

Investment Activities:
Net investment income(a)	0.04 (b)	0.06 (b)	0.06 (b)	0.03	0.07	0.04
Net realized and unrealized gains (losses) from investments(a)	(1.26)	0.33	1.12	0.25	0.64	1.56

Total from Investment Activities	(1.22)	0.39	1.18	0.28	0.71	1.60

Distributions:
Net investment income	(0.04)	(0.07)	(0.06)	(0.04)	(0.05)	(0.04)

Total Distributions	(0.04)	(0.07)	(0.06)	(0.04)	(0.05)	(0.04)

Net Asset Value — End of Period	$8.50	$9.76	$9.44	$8.32	$8.08	$7.42

Total Return(c)	(12.53)%	4.15%	14.28%	3.50%	9.46%	27.35%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$268	$308	$281	$806	$808	$813
Ratio of net expenses to average net assets(a)(d)	1.35%	1.37%	1.32%	1.32%	1.23%	1.23%
Ratio of net investment income to average net assets(a)(d)	0.82%	0.66%	0.64%	0.59%	0.76%	0.52%
Ratio of expenses to average net assets*(a)(d)	1.35%	1.37%	1.33%	1.34%	1.45%	1.45%
Portfolio turnover rate(c)(e)	3%	7%	14%	10%	14%	8%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(b)	Per share net investment income has been calculated using the daily average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Financial Highlights, Institutional Class Shares
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the Six Months Ended June 30, 2008	For the Period May 1, 2007 to December 31, 2007(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.81	$9.95

Investment Activities:
Net investment income(b)	0.08 (c)	0.12 (c)
Net realized and unrealized losses from investments(b)	(1.27)	(0.13)

Total from Investment Activities	(1.19)	(0.01)

Distributions:
Net investment income	(0.08)	(0.13)

Total Distributions	(0.08)	(0.13)

Net Asset Value — End of Period	$8.54	$9.81

Total Return(d)	(12.13)%	(0.11)%

Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$62,210	$73,382
Ratio of net expenses to average net assets(b)(e)	0.35%	0.41%
Ratio of net investment income to average net assets(b)(e)	1.82%	1.79%
Ratio of expenses to average net assets*(b)(e)	0.35%	0.41%
Portfolio turnover rate(d)(f)	3%	7%

*	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	Period from commencement of operations. The Institutional Class shares of the Equity Index Fund commenced operations on May 1, 2007
(b)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.
(c)	Per share net investment income has been calculated using the daily average shares method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

See accompanying notes to the financial statements.

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements

June 30, 2008

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500® Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the of 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 3.33% in the net assets of the Master Portfolio at June 30, 2008.

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares. Class A Shares of the Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. Purchases of $1 million or more in Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price if the shares are redeemed within two years after purchase. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver, and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. The CDSC is based on the lower of the cost for the shares or their net asset value at the time of redemption. The Class B Shares of the Fund are offered without any front-end sales charge but will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Fund are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. The Institutional Class Shares commenced operations on May 1, 2007. The Institutional Class Shares of the Fund are offered without any front-end sales charge and without any CDSC.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)	Recent Accounting Standard—In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2008

(Unaudited)

operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”)—In September 2006, the FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows:

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$96,089,036
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Market Value of Investments	$96,089,036

(B)	Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(C)	Distributions to Shareholders—Distributions from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, net operating loss, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

(D)	Allocation Methodology—The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

(E)	Expenses—Expenses directly attributable to a class of shares are charged directly to that class. Expenses directly attributable to the Fund are charged to that Fund. Expenses not directly attributable to the Fund are allocated proportionately among all BB&T Funds in relation to the net assets of each Fund or on another reasonable basis.

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2008

(Unaudited)

Expenses which are attributable to both the BB&T Funds and BB&T Variable Insurance Funds Trusts are allocated across the BB&T Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis.

(F)	Securities Transactions and Income Recognition—The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

(H)	Federal Income Taxes—It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

3.	Related Party Transactions:

Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. (“BB&T AM” or “Adviser”) exercises general oversight over the investment performance of the Fund. BB&T AM will advise the Board of Trustees (the “Board”) if the investment of all of the Fund’s assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund’s investment objective. For periods in which all the Fund’s assets are not invested in the Master Portfolio, BB&T AM may receive an investment advisory fee from the Fund. For the six-months ended June 30, 2008, all of the Fund’s investable assets were invested in the Master Portfolio and BB&T AM received no fees.

BB&T AM serves the administrator to the Trust pursuant to the Administration Agreement effective as of April 23, 2007. The Fund pays its portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Trust and the BB&T Variable Insurance Funds at a rate of 0.11% on the first $3.5 billion of average daily net assets; 0.075% on the next $1 billion of average daily net assets; 0.06% on the next $1.5 billion of average daily net assets; and 0.04% of average daily net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statement of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&T AM, PNC Global Investment Servicing (U.S.) Inc. (“PNC”), formerly known as PFPC Inc., serves as sub-administrator to the Trust subject to the general supervision of the Board and BB&T AM. For these services, PNC is entitled to a fee, payable by BB&T AM.

PNC serves as the Fund’s transfer agent and receives compensation by the Fund for these services. Expenses incurred are reflected on the Statement of Operations as “Transfer agent fees”.

BB&T AM’s Chief Compliance Officer (“CCO”) serves as the Fund’s CCO. The CCO’s compensation is reviewed and approved by the Fund’s Board and paid by BB&T AM. However, the Fund reimburses BB&T AM for its allocable portion of the CCO’s salary. As a result, the CCO fee paid by the Fund is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statement of Operations as “Compliance service fees”.

BB&T AM Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor pursuant to an Underwriting Agreement. The Distributor contractually agreed to limit the distribution and service (12b-1) fees for Class A Shares of the Fund to 0.25% throughout the period. Distribution fees totaling $33,817 were waived for the six-months ended June 30, 2008. Distribution fee waivers are included in the Statement of Operations as “Less expenses waived by the Distributor”, and these waivers are not subject to recoupment in subsequent fiscal periods.

The Fund has adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% of the average daily net assets of the Fund for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the advisor. The Distributor, is entitled to receive commissions on sales of shares of the Fund. For the six-months ended June 30, 2008, the Distributor received $4,962 from commissions earned on sold shares of the Fund. Commissions paid to affiliated broker-dealers during the six-months ended June 30, 2008 were $4,994.

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2008

(Unaudited)

The Adviser and/or its affiliates may pay out of their own assets compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Fund. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of the shares.

Certain Officers and Trustees of the Trust are affiliated with the Adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Trust for serving in their respective roles. Each of the Trustees who are non-interested persons (as defined in the 1940 Act) of the Trust serve on both the Board and the Audit Committee and are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone plus reimbursement of certain expenses. Additionally, the Chairman of the Board and Audit Committee Chairman each receive an annual retainer of $10,000. The fees are allocated across the series of the Trust and BB&T Variable Insurance Funds based upon relative net assets. During the six-months ended June 30, 2008, actual Trustee compensation was $187,191 in total from the Trust, of which $2,421 was allocated to the Fund.

4.	Federal Income Taxes:

The Fund adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007 and FIN48 was applied to all open tax years. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Fund. As of and during the period ended June 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

For federal income tax purposes, the Funds had capital loss carryforwards, which expire in the year indicated, as of December 31, 2007, which are available to offset future capital gains:

Amount	Expires
$197,809	2009
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014

$5,869,926

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $7,365 of deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2008.

The tax character of distributions paid to shareholders of the Fund during the most recent fiscal year ended December 31, 2007, were as follows:

Distributions paid from:
Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
$1,734,513	$1,734,513	$1,734,513

*	Total distributions paid may differ from the Statement of Changes in Net Assets due to differences in the tax rules governing the timing of recognition.

Continued

BB&T FUNDS

Equity Index Fund

Notes to the Financial Statements, Continued

June 30, 2008

(Unaudited)

Other	Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2008 (Unaudited)

Common Stocks (98.04%):
Security	Shares	Value
Advertising (0.16%):
Interpublic Group of Companies Inc. (The)(a)(b)	104,483	$898,554
Omnicom Group Inc.(b)	71,227	3,196,668

		4,095,222

Aerospace & Defense (2.19%):
Boeing Co. (The)	168,817	11,094,653
General Dynamics Corp.	89,324	7,521,081
Goodrich Corp.	27,774	1,318,154
L-3 Communications Holdings Inc.(b)	27,197	2,471,391
Lockheed Martin Corp.	76,132	7,511,183
Northrop Grumman Corp.	75,054	5,021,113
Raytheon Co.(b)	94,700	5,329,716
Rockwell Collins Inc.(b)	36,094	1,731,068
United Technologies Corp.	217,940	13,446,898

		55,445,257

Agriculture (2.33%):
Altria Group Inc.	468,172	9,625,616
Archer-Daniels-Midland Co.	142,942	4,824,293
Lorillard Inc.(a)	38,588	2,668,746
Monsanto Co.	121,679	15,385,093
Philip Morris International Inc.	468,108	23,119,854
Reynolds American Inc.	37,996	1,773,273
UST Inc.(b)	33,229	1,814,636

		59,211,511

Airlines (0.08%):
Southwest Airlines Co.(b)	163,364	2,130,267

		2,130,267

Apparel (0.40%):
Coach Inc.(a)(b)	78,196	2,258,300
Jones Apparel Group Inc.(b)	19,370	266,337
Liz Claiborne Inc.(b)	21,450	303,517
Nike Inc. Class B	85,041	5,069,294
Polo Ralph Lauren Corp.(b)	13,109	822,983
VF Corp.(b)	19,506	1,388,437

		10,108,868

Auto Manufacturers (0.28%):
Ford Motor Co.(a)(b)	490,340	2,358,535
General Motors Corp.(b)	125,747	1,446,090
PACCAR Inc.(b)	81,451	3,407,095

		7,211,720

Auto Parts & Equipment (0.19%):
Goodyear Tire & Rubber Co. (The)(a)	53,236	949,198
Johnson Controls Inc.(b)	131,895	3,782,749

		4,731,947

Banks (3.88%):
Bank of America Corp.	1,014,563	24,217,619
Bank of New York Mellon Corp. (The)	253,449	9,587,976
BB&T Corp.(b)	121,344	2,763,003
Comerica Inc.(b)	33,327	854,171
Discover Financial Services LLC	105,989	1,395,875
Fifth Third Bancorp	118,419	1,205,505
First Horizon National Corp.	27,800	206,554
Huntington Bancshares Inc.(b)	81,116	468,039

Common Stocks, continued
Security	Shares	Value
Banks, continued
KeyCorp	89,010	$977,330
M&T Bank Corp.(b)	17,097	1,206,022
Marshall & Ilsley Corp.(b)	58,280	893,432
National City Corp.(b)	140,842	671,816
Northern Trust Corp.	42,643	2,924,031
PNC Financial Services Group Inc. (The)	75,694	4,322,127
Regions Financial Corp.(b)	154,125	1,681,504
State Street Corp.	93,927	6,010,389
SunTrust Banks Inc.(b)	77,935	2,822,806
U.S. Bancorp(b)	384,093	10,712,354
Wachovia Corp.(b)	472,498	7,337,894
Wells Fargo & Co.(b)	732,009	17,385,214
Zions Bancorporation(b)	23,844	750,848

		98,394,509

Beverages (2.42%):
Anheuser-Busch Companies Inc.	158,811	9,865,339
Brown-Forman Corp. Class B(b)	18,758	1,417,542
Coca-Cola Co. (The)	443,760	23,066,645
Coca-Cola Enterprises Inc.	64,581	1,117,251
Constellation Brands Inc. Class A(a)(b)	43,465	863,215
Molson Coors Brewing Co. Class B	30,580	1,661,411
Pepsi Bottling Group Inc.	30,535	852,537
PepsiCo Inc.	354,818	22,562,877

		61,406,817

Biotechnology (1.04%):
Amgen Inc.(a)	241,519	11,390,036
Biogen Idec Inc.(a)	66,143	3,696,732
Celgene Corp.(a)(b)	96,630	6,171,758
Genzyme Corp.(a)(b)	59,452	4,281,733
Millipore Corp.(a)(b)	12,251	831,353

		26,371,612

Building Materials (0.05%):
Masco Corp.(b)	81,101	1,275,719

		1,275,719

Chemicals (1.49%):
Air Products and Chemicals Inc.(b)	47,634	4,709,097
Ashland Inc.	12,475	601,295
Dow Chemical Co. (The)	208,662	7,284,390
E.I. du Pont de Nemours and Co.(b)	199,714	8,565,733
Eastman Chemical Co.(b)	17,744	1,221,852
Ecolab Inc.(b)	38,979	1,675,707
Hercules Inc.(b)	25,729	435,592
International Flavors & Fragrances Inc.(b)	18,006	703,314
PPG Industries Inc.(b)	36,409	2,088,784
Praxair Inc.(b)	69,571	6,556,371
Rohm and Haas Co.(b)	27,878	1,294,654
Sherwin-Williams Co. (The)(b)	22,673	1,041,371
Sigma-Aldrich Corp.(b)	28,769	1,549,498

		37,727,658

Coal (0.45%):
CONSOL Energy Inc.	40,543	4,555,817
Massey Energy Co.	17,916	1,679,625
Peabody Energy Corp.(b)	60,200	5,300,610

		11,536,052

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2008 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Commercial Services (0.65%):
Apollo Group Inc. Class A(a)	30,439	$1,347,230
Convergys Corp.(a)	28,872	429,038
Equifax Inc.(b)	28,848	969,870
H&R Block Inc.	72,307	1,547,370
McKesson Corp.	63,825	3,568,456
Monster Worldwide Inc.(a)(b)	27,478	566,322
Moody’s Corp.(b)	45,729	1,574,907
R.R. Donnelley & Sons Co.	47,709	1,416,480
Robert Half International Inc.(b)	35,459	849,952
Western Union Co.	166,533	4,116,696

		16,386,321

Computers (4.89%):
Affiliated Computer Services Inc. Class A(a)	21,353	1,142,172
Apple Inc.(a)	195,131	32,672,735
Cognizant Technology Solutions Corp.(a)(b)	64,086	2,083,436
Computer Sciences Corp.(a)(b)	35,856	1,679,495
Dell Inc.(a)	453,514	9,922,886
Electronic Data Systems Corp.	112,821	2,779,909
EMC Corp.(a)(b)	466,487	6,852,694
Hewlett-Packard Co.	547,370	24,199,228
International Business Machines Corp.	306,643	36,346,395
Lexmark International Inc. Class A(a)(b)	21,396	715,268
NetApp Inc.(a)(b)	76,368	1,654,131
SanDisk Corp.(a)(b)	50,682	947,753
Sun Microsystems Inc.(a)	176,195	1,917,002
Teradata Corp.(a)	40,109	928,122
Unisys Corp.(a)	75,179	296,957

		124,138,183

Cosmetics & Personal Care (2.11%):
Avon Products Inc.(b)	94,810	3,415,056
Colgate-Palmolive Co.	113,218	7,823,364
Estee Lauder Companies Inc. (The) Class A(b)	25,389	1,179,319
Procter & Gamble Co. (The)	675,928	41,103,182

		53,520,921

Distribution & Wholesale (0.11%):
Genuine Parts Co.	36,756	1,458,478
W.W. Grainger Inc.	14,928	1,221,110

		2,679,588

Diversified Financial Services (5.03%):
American Express Co.	256,715	9,670,454
Ameriprise Financial Inc.	50,440	2,051,395
Capital One Financial Corp.(b)	82,857	3,149,395
Charles Schwab Corp. (The)	208,561	4,283,843
CIT Group Inc.	42,384	288,635
Citigroup Inc.	1,200,287	20,116,810
CME Group Inc.(b)	11,844	4,538,502
E*TRADE Financial Corp.(a)(b)	105,624	331,659
Federal Home Loan Mortgage Corp.	143,530	2,353,892
Federal National Mortgage Association	235,484	4,594,293
Federated Investors Inc. Class B	18,897	650,435

Common Stocks, continued
Security	Shares	Value
Diversified Financial Services, continued
Franklin Resources Inc.(b)	34,938	$3,202,068
Goldman Sachs Group Inc. (The)(b)	87,733	15,344,502
IntercontinentalExchange Inc.(a)	15,665	1,785,810
Janus Capital Group Inc.(b)	32,881	870,360
JPMorgan Chase & Co.	762,542	26,162,816
Legg Mason Inc.(b)	29,977	1,306,098
Lehman Brothers Holdings Inc.	149,490	2,961,397
Merrill Lynch & Co. Inc.	215,749	6,841,401
Morgan Stanley	245,284	8,847,394
NYSE Euronext Inc.	58,871	2,982,405
SLM Corp.(a)	103,693	2,006,460
T. Rowe Price Group Inc.(b)	58,599	3,309,086

		127,649,110

Electric (3.60%):
AES Corp. (The)(a)	148,709	2,856,700
Allegheny Energy Inc.	37,035	1,855,824
Ameren Corp.(b)	46,395	1,959,261
American Electric Power Co. Inc.	88,957	3,578,740
CenterPoint Energy Inc.	72,998	1,171,618
CMS Energy Corp.(b)	49,800	742,020
Consolidated Edison Inc.(b)	60,478	2,364,085
Constellation Energy Group Inc.	39,530	3,245,413
Dominion Resources Inc.(b)	127,674	6,063,238
DTE Energy Co.(b)	36,295	1,540,360
Duke Energy Corp.(b)	280,502	4,875,125
Dynegy Inc. Class A(a)	110,140	941,697
Edison International	72,380	3,718,884
Entergy Corp.	42,463	5,115,942
Exelon Corp.	146,825	13,208,377
FirstEnergy Corp.	67,708	5,574,400
FPL Group Inc.	90,476	5,933,416
Integrys Energy Group Inc.	16,933	860,704
Pepco Holdings Inc.	44,500	1,141,425
PG&E Corp.	79,043	3,137,217
Pinnacle West Capital Corp.(b)	22,223	683,802
PPL Corp.	82,940	4,335,274
Progress Energy Inc.(b)	57,803	2,417,899
Public Service Enterprise Group Inc.	112,938	5,187,242
Southern Co. (The)(b)	169,841	5,930,848
TECO Energy Inc.(b)	46,582	1,001,047
Xcel Energy Inc.(b)	95,767	1,922,044

		91,362,602

Electrical Components & Equipment (0.37%):
Emerson Electric Co.	174,814	8,644,552
Molex Inc.(b)	31,316	764,424

		9,408,976

Electronics (0.63%):
Agilent Technologies Inc.(a)	81,109	2,882,614
Applied Biosystems Group	37,231	1,246,494
Jabil Circuit Inc.	46,308	759,914
PerkinElmer Inc.	25,769	717,667
Thermo Fisher Scientific Inc.(a)(b)	92,975	5,181,497
Tyco Electronics Ltd.	108,272	3,878,303
Waters Corp.(a)	22,232	1,433,964

		16,100,453

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2008 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Engineering & Construction (0.23%):
Fluor Corp.	19,682	$3,662,427
Jacobs Engineering Group Inc.(a)(b)	26,966	2,176,156

		5,838,583

Entertainment (0.07%):
International Game Technology Inc.	69,514	1,736,460

		1,736,460

Environmental Control (0.20%):
Allied Waste Industries Inc.(a)	73,709	930,208
Waste Management Inc.	110,038	4,149,533

		5,079,741

Food (1.83%):
Campbell Soup Co.(b)	48,669	1,628,465
ConAgra Foods Inc.(b)	108,354	2,089,065
Dean Foods Co.(a)(b)	32,930	646,087
General Mills Inc.	74,804	4,545,839
H.J. Heinz Co.	70,016	3,350,266
Hershey Co. (The)(b)	37,408	1,226,234
Kellogg Co.(b)	57,903	2,780,502
Kraft Foods Inc.	340,485	9,686,798
Kroger Co. (The)(b)	149,435	4,314,188
McCormick & Co. Inc. NVS(b)	28,442	1,014,242
Safeway Inc.	97,806	2,792,361
Sara Lee Corp.	158,290	1,939,052
SUPERVALU Inc.(b)	46,943	1,450,069
Sysco Corp.(b)	134,081	3,688,568
Tyson Foods Inc. Class A	60,753	907,650
Whole Foods Market Inc.(b)	31,059	735,788
Wm. Wrigley Jr. Co.	48,083	3,739,896

		46,535,070

Forest Products & Paper (0.28%):
International Paper Co.(b)	94,911	2,211,426
MeadWestvaco Corp.	38,694	922,465
Plum Creek Timber Co. Inc.(b)	38,264	1,634,255
Weyerhaeuser Co.(b)	46,563	2,381,232

		7,149,378

Gas (0.19%):
Nicor Inc.(b)	9,693	412,825
NiSource Inc.	60,778	1,089,142
Sempra Energy(b)	57,610	3,252,084

		4,754,051

Hand & Machine Tools (0.09%):
Black & Decker Corp. (The)(b)	13,564	780,066
Snap-On Inc.(b)	13,001	676,182
Stanley Works (The)	17,429	781,342

		2,237,590

Health Care – Products (3.64%):
Baxter International Inc.	140,888	9,008,379
Becton, Dickinson and Co.	54,212	4,407,436
Boston Scientific Corp.(a)	298,365	3,666,906
C.R. Bard Inc.(b)	22,302	1,961,461
Covidien Ltd.	110,776	5,305,063
Intuitive Surgical Inc.(a)(b)	8,585	2,312,799
Johnson & Johnson	628,898	40,463,297
Medtronic Inc.(b)	249,371	12,904,949
Patterson Companies Inc.(a)	28,790	846,138

Common Stocks, continued
Security	Shares	Value
Health Care – Products, continued
St. Jude Medical Inc.(a)	76,436	$3,124,704
Stryker Corp.(b)	52,985	3,331,697
Varian Medical Systems Inc.(a)(b)	27,773	1,440,030
Zimmer Holdings Inc.(a)	51,804	3,525,262

		92,298,121

Health Care – Services (0.95%):
Aetna Inc.	110,302	4,470,540
Coventry Health Care Inc.(a)	34,401	1,046,478
Humana Inc.(a)	37,768	1,502,033
Laboratory Corp. of America Holdings(a)(b)	24,566	1,710,531
Quest Diagnostics Inc.(b)	34,963	1,694,657
Tenet Healthcare Corp.(a)(b)	104,381	580,358
UnitedHealth Group Inc.	277,062	7,272,877
WellPoint Inc.(a)	119,358	5,688,602

		23,966,076

Holding Companies – Diversified (0.07%):
Leucadia National Corp.	37,600	1,764,944

		1,764,944

Home Builders (0.08%):
Centex Corp.(b)	26,832	358,744
D.R. Horton Inc.(b)	61,285	664,942
KB Home(b)	17,404	294,650
Lennar Corp. Class A(b)	30,690	378,715
Pulte Homes Inc.(b)	46,744	450,145

		2,147,196

Home Furnishings (0.06%):
Harman International Industries Inc.(b)	13,430	555,868
Whirlpool Corp.(b)	16,811	1,037,743

		1,593,611

Household Products & Wares (0.41%):
Avery Dennison Corp.(b)	23,652	1,039,032
Clorox Co. (The)	30,871	1,611,466
Fortune Brands Inc.(b)	34,076	2,126,683
Kimberly-Clark Corp.	93,340	5,579,865

		10,357,046

Housewares (0.04%):
Newell Rubbermaid Inc.	62,010	1,041,148

		1,041,148

Insurance (3.56%):
ACE Ltd.	73,279	4,036,940
Aflac Inc.	105,437	6,621,444
Allstate Corp. (The)	124,467	5,674,451
American International Group Inc.	598,024	15,823,715
Aon Corp.(b)	67,882	3,118,499
Assurant Inc.	21,114	1,392,679
Chubb Corp.	82,245	4,030,827
CIGNA Corp.(b)	62,243	2,202,780
Cincinnati Financial Corp.(b)	36,878	936,701
Genworth Financial Inc. Class A	96,163	1,712,663
Hartford Financial Services Group Inc. (The)(b)	69,748	4,503,628
Lincoln National Corp.	58,782	2,664,000
Loews Corp.	80,326	3,767,289

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2008 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Insurance, continued
Marsh & McLennan Companies Inc.	115,763	$3,073,508
MBIA Inc.(b)	45,402	199,315
MetLife Inc.	157,483	8,310,378
MGIC Investment Corp.(b)	26,907	164,402
Principal Financial Group Inc.(b)	57,404	2,409,246
Progressive Corp. (The)	150,728	2,821,628
Prudential Financial Inc.	98,687	5,895,561
Safeco Corp.	19,961	1,340,581
Torchmark Corp.	20,323	1,191,944
Travelers Companies Inc. (The)	137,089	5,949,663
Unum Group(b)	77,128	1,577,268
XL Capital Ltd. Class A(b)	39,666	815,533

		90,234,643

Internet (2.10%):
Akamai Technologies Inc.(a)(b)	37,168	1,293,075
Amazon.com Inc.(a)	68,508	5,023,692
eBay Inc.(a)	247,728	6,770,406
Expedia Inc.(a)	46,389	852,630
Google Inc. Class A(a)	51,489	27,104,839
IAC/InterActiveCorp(a)	40,226	775,557
Symantec Corp.(a)(b)	188,029	3,638,361
VeriSign Inc.(a)(b)	43,289	1,636,324
Yahoo! Inc.(a)	296,955	6,135,090

		53,229,974

Investment Companies (0.04%):
American Capital Strategies Ltd.(b)	43,378	1,031,095

		1,031,095

Iron & Steel (0.52%):
AK Steel Holding Corp.	24,923	1,719,687
Allegheny Technologies Inc.(b)	22,387	1,327,101
Nucor Corp.	69,532	5,191,954
United States Steel Corp.(b)	26,167	4,835,138

		13,073,880

Leisure Time (0.20%):
Carnival Corp.(b)	96,977	3,196,362
Harley-Davidson Inc.(b)	53,009	1,922,106

		5,118,468

Lodging (0.16%):
Marriott International Inc. Class A(b)	66,886	1,755,089
Starwood Hotels & Resorts Worldwide Inc.(b)	41,852	1,677,010
Wyndham Worldwide Corp.	39,074	699,815

		4,131,914

Machinery (0.93%):
Caterpillar Inc.(b)	138,246	10,205,320
Cummins Inc.	44,924	2,943,420
Deere & Co.	96,834	6,984,636
Manitowoc Co. Inc. (The)(b)	28,805	937,027
Rockwell Automation Inc.(b)	32,981	1,442,259
Terex Corp.(a)	22,591	1,160,500

		23,673,162

Manufacturing (4.38%):
Cooper Industries Ltd.(b)	39,184	1,547,768
Danaher Corp.(b)	56,564	4,372,397
Dover Corp.(b)	42,655	2,063,222

Common Stocks, continued
Security	Shares	Value
Manufacturing, continued
Eastman Kodak Co.(b)	63,900	$922,077
Eaton Corp.	36,435	3,095,882
General Electric Co.	2,216,982	59,171,249
Honeywell International Inc.	165,301	8,311,334
Illinois Tool Works Inc.(b)	88,951	4,226,062
Ingersoll-Rand Co. Ltd. Class A(b)	69,494	2,601,160
ITT Industries Inc.	40,348	2,555,239
Leggett & Platt Inc.(b)	36,984	620,222
Pall Corp.	27,168	1,078,026
Parker Hannifin Corp.(b)	37,438	2,670,078
Textron Inc.(b)	55,251	2,648,180
3M Co.	157,139	10,935,303
Tyco International Ltd.	107,720	4,313,109

		111,131,308

Media (2.63%):
CBS Corp. Class B(b)	151,241	2,947,687
Clear Channel Communications Inc.	110,605	3,893,296
Comcast Corp. Class A	664,730	12,609,928
DIRECTV Group Inc. (The)(a)	158,270	4,100,776
E.W. Scripps Co. (The) Class A	19,857	824,860
Gannett Co. Inc.(b)	50,714	1,098,972
McGraw-Hill Companies Inc. (The)	71,721	2,877,447
Meredith Corp.(b)	8,222	232,600
New York Times Co. (The) Class A(b)	31,693	487,755
News Corp. Class A	510,948	7,684,658
Time Warner Inc.	794,130	11,753,124
Viacom Inc. Class B(a)	142,351	4,347,400
Walt Disney Co. (The)	418,117	13,045,250
Washington Post Co. (The) Class B(b)	1,293	758,862

		66,662,615

Metal Fabricate & Hardware (0.12%):
Precision Castparts Corp.(b)	30,865	2,974,460

		2,974,460

Mining (0.92%):
Alcoa Inc.	180,859	6,442,198
Freeport-McMoRan Copper & Gold Inc.(b)	84,999	9,961,033
Newmont Mining Corp.(b)	100,686	5,251,782
Titanium Metals Corp.(b)	21,235	297,078
Vulcan Materials Co.(b)	24,092	1,440,220

		23,392,311

Office & Business Equipment (0.17%):
Pitney Bowes Inc.	46,932	1,600,381
Xerox Corp.	203,892	2,764,776

		4,365,157

Oil & Gas (12.20%):
Anadarko Petroleum Corp.	103,948	7,779,468
Apache Corp.	73,945	10,278,355
Cabot Oil & Gas Corp.	21,761	1,473,873
Chesapeake Energy Corp.(b)	106,821	7,045,913
Chevron Corp.	461,065	45,705,373
ConocoPhillips	344,538	32,520,942

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2008 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Oil & Gas, continued
Devon Energy Corp.	98,680	$11,857,389
ENSCO International Inc.	31,906	2,576,090
EOG Resources Inc.	54,860	7,197,632
Exxon Mobil Corp.	1,177,354	103,760,208
Hess Corp.	61,943	7,816,587
Marathon Oil Corp.	157,446	8,166,724
Murphy Oil Corp.(b)	42,149	4,132,709
Nabors Industries Ltd.(a)	62,372	3,070,574
Noble Corp.	59,681	3,876,878
Noble Energy Inc.	38,174	3,838,777
Occidental Petroleum Corp.	182,644	16,412,390
Range Resources Corp.	33,157	2,173,110
Rowan Companies Inc.(b)	24,646	1,152,200
Southwestern Energy Co.(a)	75,821	3,609,838
Sunoco Inc.(b)	26,306	1,070,391
Tesoro Corp.	30,403	601,067
Transocean Inc.(a)	70,560	10,752,638
Valero Energy Corp.	118,746	4,889,960
XTO Energy Inc.(b)	113,335	7,764,581

		309,523,667

Oil & Gas Services (2.72%):
Baker Hughes Inc.	68,717	6,001,743
BJ Services Co.(b)	65,118	2,079,869
Cameron International Corp.(a)(b)	48,512	2,685,139
Halliburton Co.	195,454	10,372,744
National Oilwell Varco Inc.(a)	91,772	8,142,012
Schlumberger Ltd.	265,926	28,568,430
Smith International Inc.(b)	44,613	3,709,125
Weatherford International Ltd.(a)	150,676	7,472,023

		69,031,085

Packaging & Containers (0.11%):
Ball Corp.	21,702	1,036,053
Bemis Co. Inc.(b)	21,997	493,173
Pactiv Corp.(a)(b)	29,266	621,317
Sealed Air Corp.(b)	35,723	679,094

		2,829,637

Pharmaceuticals (5.48%):
Abbott Laboratories	343,211	18,179,887
Allergan Inc.	67,962	3,537,422
AmerisourceBergen Corp.(b)	36,160	1,446,038
Barr Pharmaceuticals Inc.(a)(b)	23,898	1,077,322
Bristol-Myers Squibb Co.	439,550	9,023,961
Cardinal Health Inc.(b)	79,211	4,085,703
Eli Lilly and Co.	219,657	10,139,367
Express Scripts Inc.(a)(b)	56,160	3,522,355
Forest Laboratories Inc.(a)	69,198	2,403,939
Gilead Sciences Inc.(a)(b)	206,262	10,921,573
Hospira Inc.(a)	35,553	1,426,031
King Pharmaceuticals Inc.(a)	53,838	563,684
Medco Health Solutions Inc.(a)	115,318	5,443,010
Merck & Co. Inc.	480,776	18,120,447
Mylan Inc.(a)(b)	66,943	808,002
Pfizer Inc.	1,501,124	26,224,636
Schering-Plough Corp.	359,998	7,088,361
Watson Pharmaceuticals Inc.(a)(b)	22,859	621,079
Wyeth	297,096	14,248,724

		138,881,541

Common Stocks, continued
Security	Shares	Value
Pipelines (0.61%):
El Paso Corp.(b)	155,708	$3,385,092
Questar Corp.	38,401	2,728,007
Spectra Energy Corp.	140,521	4,038,574
Williams Companies Inc. (The)	129,945	5,238,083

		15,389,756

Real Estate (0.03%)
CB Richard Ellis Group Inc. Class A(a)(b)	38,689	742,829

		742,829

Real Estate Investment Trusts (1.08%)
Apartment Investment and Management Co. Class A(b)	20,430	695,846
AvalonBay Communities Inc.(b)	17,085	1,523,299
Boston Properties Inc.(b)	26,540	2,394,439
Developers Diversified Realty Corp.	26,581	922,627
Equity Residential	59,923	2,293,253
General Growth Properties Inc.(b)	59,284	2,076,719
HCP Inc.	49,157	1,563,684
Host Hotels & Resorts Inc.(b)	116,166	1,585,666
Kimco Realty Corp.(b)	56,200	1,940,024
ProLogis(b)	57,364	3,117,733
Public Storage(b)	27,667	2,235,217
Simon Property Group Inc.	49,543	4,453,420
Vornado Realty Trust	29,990	2,639,120

		27,441,047

Retail (5.22%):
Abercrombie & Fitch Co. Class A(b)	19,108	1,197,689
AutoNation Inc.(a)(b)	30,092	301,522
AutoZone Inc.(a)	9,564	1,157,340
Bed Bath & Beyond Inc.(a)(b)	58,234	1,636,375
Best Buy Co. Inc.	78,282	3,099,967
Big Lots Inc.(a)(b)	18,145	566,850
Costco Wholesale Corp.	96,555	6,772,368
CVS Caremark Corp.	317,947	12,581,163
Darden Restaurants Inc.(b)	31,654	1,011,029
Dillard’s Inc. Class A(b)	12,440	143,931
Family Dollar Stores Inc.	31,470	627,512
GameStop Corp. Class A(a)	35,865	1,448,946
Gap Inc. (The)	101,095	1,685,254
Home Depot Inc.	374,756	8,776,786
J.C. Penney Co. Inc.(b)	49,285	1,788,553
Kohl’s Corp.(a)(b)	69,693	2,790,508
Limited Brands Inc.(b)	69,122	1,164,706
Lowe’s Companies Inc.	324,814	6,739,890
Macy’s Inc.	96,232	1,868,825
McDonald’s Corp.	254,299	14,296,690
Nordstrom Inc.	39,813	1,206,334
Office Depot Inc.(a)	60,361	660,349
RadioShack Corp.	29,264	359,069
Sears Holdings Corp.(a)(b)	16,224	1,195,060
Staples Inc.	155,730	3,698,588
Starbucks Corp.(a)	162,292	2,554,476
Target Corp.(b)	175,568	8,162,156
Tiffany & Co.(b)	28,246	1,151,024
TJX Companies Inc. (The)	97,100	3,055,737
Walgreen Co.(b)	220,164	7,157,532
Wal-Mart Stores Inc.	519,912	29,219,054

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2008 (Unaudited)

Common Stocks, continued
Security	Shares	Value
Retail, continued
Wendy’s International Inc.	19,489	$530,491
Yum! Brands Inc.(b)	105,627	3,706,451

		132,312,225

Savings & Loans (0.15%):
Hudson City Bancorp Inc.	115,223	1,921,920
Sovereign Bancorp Inc.	82,617	608,061
Washington Mutual Inc.(b)	235,178	1,159,428

		3,689,409

Semiconductors (2.54%):
Advanced Micro Devices Inc.(a)(b)	133,658	779,226
Altera Corp.	68,333	1,414,493
Analog Devices Inc.	65,327	2,075,439
Applied Materials Inc.(b)	300,639	5,739,199
Broadcom Corp. Class A(a)	103,865	2,834,476
Intel Corp.	1,280,150	27,497,622
KLA-Tencor Corp.(b)	37,809	1,539,204
Linear Technology Corp.(b)	49,122	1,599,904
LSI Corp.(a)	147,109	903,249
MEMC Electronic Materials Inc.(a)	50,746	3,122,909
Microchip Technology Inc.(b)	41,984	1,282,191
Micron Technology Inc.(a)	168,598	1,011,588
National Semiconductor Corp.	50,481	1,036,880
Novellus Systems Inc.(a)(b)	22,742	481,903
NVIDIA Corp.(a)	123,443	2,310,853
QLogic Corp.(a)	30,539	445,564
Teradyne Inc.(a)	38,831	429,859
Texas Instruments Inc.	294,531	8,293,993
Xilinx Inc.(b)	63,657	1,607,339

		64,405,891

Software (3.82%):
Adobe Systems Inc.(a)	118,126	4,652,983
Autodesk Inc.(a)	51,322	1,735,197
Automatic Data Processing Inc.	116,114	4,865,177
BMC Software Inc.(a)(b)	42,717	1,537,812
CA Inc.	87,099	2,011,116
Citrix Systems Inc.(a)(b)	41,209	1,211,957
Compuware Corp.(a)	60,599	578,114
Electronic Arts Inc.(a)	70,377	3,126,850
Fidelity National Information Services Inc.	38,036	1,403,909
Fiserv Inc.(a)(b)	36,549	1,658,228
IMS Health Inc.	40,768	949,894
Intuit Inc.(a)	72,845	2,008,337
Microsoft Corp.	1,777,043	48,886,453
Novell Inc.(a)	78,525	462,512
Oracle Corp.(a)	878,190	18,441,990
Paychex Inc.	71,930	2,249,970
Total System Services Inc.	43,963	976,858

		96,757,357

Telecommunications (5.73%):
American Tower Corp. Class A(a)(b)	89,910	3,798,698
AT&T Inc.	1,325,634	44,660,609
CenturyTel Inc.(b)	23,747	845,156
Ciena Corp.(a)(b)	19,409	449,707

Common Stocks, continued
Security	Shares	Value
Telecommunications, continued
Cisco Systems Inc.(a)	1,319,401	$30,689,267
Citizens Communications Co.(b)	73,277	830,961
Corning Inc.	349,622	8,058,787
Embarq Corp.	34,025	1,608,362
JDS Uniphase Corp.(a)	50,359	572,078
Juniper Networks Inc.(a)	116,330	2,580,199
Motorola Inc.(b)	500,849	3,676,232
QUALCOMM Inc.	357,993	15,884,149
Qwest Communications International Inc.(b)	341,858	1,343,502
Sprint Nextel Corp.	632,756	6,011,182
Tellabs Inc.(a)	92,277	429,088
Verizon Communications Inc.	637,441	22,565,411
Windstream Corp.	100,975	1,246,032

		145,249,420

Textiles (0.03%):
Cintas Corp.	29,056	770,275

		770,275

Toys, Games & Hobbies (0.10%):
Hasbro Inc.(b)	31,727	1,133,288
Mattel Inc.	80,023	1,369,994

		2,503,282

Transportation (2.00%):
Burlington Northern Santa Fe Corp.(b)	65,730	6,565,770
C.H. Robinson Worldwide Inc.(b)	37,931	2,080,136
CSX Corp.	89,586	5,626,897
Expeditors International Washington Inc.(b)	47,373	2,037,039
FedEx Corp.	68,731	5,415,315
Norfolk Southern Corp.	83,586	5,238,335
Ryder System Inc.(b)	12,849	885,039
Union Pacific Corp.	115,786	8,741,843
United Parcel Service Inc. Class B	228,990	14,076,015

		50,666,389

Total Common Stocks (Cost: $2,364,157,359)		2,486,605,125

Short-Term Investments (16.32%):
Security	Shares	Value
Money Market Funds (16.20%):
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 2.58%(c)(d)	45,092,872	45,092,872
BGI Cash Premier Fund LLC 2.63%(c)(d)(e)	365,907,522	365,907,522

		411,000,394

Continued

S&P 500 Index Master Portfolio	Schedule of Investments June 30, 2008 (Unaudited)

Short-Term Investments, continued
Security	Principal	Value
U.S. Treasury Obligations (0.12%):
U.S. Treasury Bill 1.68%, 09/25/08(f)(g)	$3,050,000	$3,037,431

		3,037,431

Total Short-Term Investments (Cost: $414,037,405)		414,037,825

Total Investments in Securities (114.36%) (Cost: $2,778,194,764)		2,900,642,950

Short Positions(h) (0.00%):
Security	Shares	Value
Common Stocks (0.00%):
E.W. Scripps Co. (The) Class A When Issued	(19,857)	(60,961)

		(60,961)

Total Short Positions (Proceeds: $60,913)		(60,961)
Other Assets, Less Liabilities (-14.36%)		(364,236,164)

Net Assets (100.00%)		$2,536,345,825

NVS Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(h)	See Note 1.

As of June 30, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (September 2008)	767	$49,130,185	$(2,791,055)

			$(2,791,055)

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio	Portfolio Allocations June 30, 2008 (Unaudited)

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$528,935,036	20.86%
Energy	405,480,560	15.98
Financial	349,182,642	13.77
Technology	289,666,588	11.42
Industrial	286,661,275	11.30
Communications	269,237,231	10.62
Consumer Cyclical	178,216,969	7.02
Utilities	96,116,653	3.79
Basic Materials	81,343,227	3.21
Diversified	1,764,944	0.07
Futures Contracts	(2,791,055)	(0.11)
Short-Term and Other Net Assets	52,531,755	2.07

TOTAL	$2,536,345,825	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)
Assets
Investments in securities, at fair value (including securities on loan(a)) (Note 1):
Unaffiliated issuers (Cost: $2,367,194,370)	$2,489,642,556
Affiliated issuers (Cost: $411,000,394) (Note 2)	411,000,394

Total fair value of investments (Total cost: $2,778,194,764)	2,900,642,950
Receivables:
Investment securities sold	608,524
Dividends and interest	3,532,385
Due from broker — variation margin	37,778

Total Assets	2,904,821,637

Liabilities
Payables:
Investment securities purchased	2,387,517
Collateral for securities on loan (Note 4)	365,907,522
Short positions, at fair value (Proceeds $60,913) (Note 1)	60,961
Investment advisory fees (Note 2)	105,663
Accrued expenses:
Professional fees (Note 2)	13,946
Independent trustees’ fees (Note 2)	203

Total Liabilities	368,475,812

Net Assets	$2,536,345,825

(a)	Securities on loan with market value of $357,195,714. See Note 4.

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)
Net Investment Income
Dividends from unaffiliated issuers	$27,774,465
Interest from unaffiliated issuers	59,001
Interest from affiliated issuers (Note 2)	632,974
Securities lending income from affiliated issuers (Note 2)	682,045

Total investment income	29,148,485

Expenses (Note 2)
Investment advisory fees	672,840
Professional fees	13,229
Independent trustees’ fees	11,939

Total expenses	698,008
Less expense reductions (Note 2)	(25,168)

Net expenses	672,840

Net investment income	28,475,645

Realized and Unrealized Gain (loss)
Net realized loss from sale of investments in unaffiliated issuers	(16,742,476)
Net realized gain from short positions (Note 1)	187
Net realized loss on futures contracts	(9,580,554)
Net change in unrealized appreciation (depreciation) of investments	(346,980,002)
Net change in unrealized appreciation (depreciation) of futures contracts	270,338
Net change in unrealized appreciation (depreciation) of short positions (Note 1)	139

Net realized and unrealized loss	(373,032,368)

Net Decrease in Net Assets Resulting From Operations	$(344,556,723)

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
	(Unaudited)
Increase (decrease) in Net Assets
Operations:
Net investment income	$28,475,645	$56,196,080
Net realized gain (loss)	(26,322,843)	66,144,882
Net change in unrealized appreciation (depreciation)	(346,709,525)	49,858,427

Net increase (decrease) in net assets resulting from operations	(344,556,723)	172,199,389

Interestholder transactions:
Contributions	347,817,529	979,975,026	(a)
Withdrawals	(387,662,651)	(958,876,075)

Net increase (decrease) in net assets resulting from interestholder transactions	(39,845,122)	21,098,951

Increase (decrease) in net assets	(384,401,845)	193,298,340
Net Assets:
Beginning of period	2,920,747,670	2,727,449,330

End of period	$2,536,345,825	$2,920,747,670

(a)	Includes a contribution of securities with unrealized appreciation of $19,641,824.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

Notes to the Financial Statements

(Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of June 30, 2008, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios. The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1.	Significant Accounting Policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Master Portfolio’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

(Unaudited)

occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used in valuing the Master Portfolio’s investments, as of June 30, 2008:

Investments in Securities
Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
$2,900,642,950	$—	$—	$2,900,642,950

Other Financial Instruments(a)
Level 1 – Quoted Prices	Level 2 –Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total Fair Value
$(2,791,055)	$—	$—	$(2,791,055)

(a)	Other financial instruments include futures contracts.

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

(Unaudited)

As of June 30, 2008, the cost of investments for federal income tax purposes for the Master Portfolio was $2,826,429,576. Net unrealized appreciation aggregated $74,213,374, of which $609,672,281 represented gross unrealized appreciation on securities and $535,458,907 represented gross unrealized depreciation on securities.

The Master Portfolio adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax position as of June 30, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolio’s financial statements.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of June 30, 2008, the Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $3,050,000 for initial margin requirements on outstanding futures contracts.

Short Positions

From time to time, in order to track the performance of its respective benchmark index, the Master Portfolio may sell non-index securities that it will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Master Portfolio’s Statement of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Master Portfolio’s Statement of Operations. Upon receipt of the securities related to corporate actions, the Master Portfolio records a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Master Portfolio, if any, are included in the Schedule of Investments.

2.	Agreements and other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

(Unaudited)

For the six months ended June 30, 2008, BGFA credited investment advisory fees for the Master Portfolio in the amount of $25,168.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2008, BGI earned $682,045 in securities lending agent fees for its services to the Master Portfolio.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the six months ended June 30, 2008, if any, were executed by the Master Portfolio pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Master Portfolio from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

The Master Portfolio may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 4 for additional information regarding the Premier Fund.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term investments) for the Master Portfolio were $124,328,552 and $66,820,414, respectively, for the six months ended June 30, 2008.

S&P 500 Index Master Portfolio

Notes to the Financial Statements, Continued

(Unaudited)

4.	Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of June 30, 2008, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of June 30, 2008 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolio’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the financial statements.

6.	Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
	(Unaudited)
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions(a)	0.05%		0.05%	0.05%	n/a	n/a	n/a
Ratio of net investment income to average net assets(a)	2.12%		1.98%	1.93%	1.84%	1.91%	1.74%
Portfolio turnover rate(b)	3%		7%	14%	10%	14%	8%
Total return	(11.89	)%(c)	5.54%	15.75%	4.87%	10.82%	28.52%

(a)	Annualized for periods of less than one year.
(b)	Portfolio turnover rates include in-kind transactions, if any.
(c)	Not annualized.

S&P 500 Index Master Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not interested persons of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (an “Advisory Contract”) on behalf of S&P 500 Index Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 25-26, 2008, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board anticipated that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalize on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions, employing customized trading strategies, reviewing securities lending opportunities and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio’s published performance benchmark, the S&P 500 Index. The Board noted that the Master Portfolio, net of expenses, underperformed its published benchmark on an annualized basis over five years, three years and in 2007, which would be expected, such underperformance being attributable to the effect of fees, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objective consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other registered investment companies, objectively selected by Lipper as comprising of the Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year periods ended December 31, 2007, as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising of the Master Portfolio’s applicable peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Performance Group”, and together with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays

S&P 500 Index Master Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited), Continued

Global Investors Funds S&P 500 Stock Fund than to the underlying Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio outperformed the median performance of the funds in its respective Lipper Performance Group over relevant periods. The Board noted that the advisory fee for the Master Portfolio was generally lower than the advisory fee rates of the funds in its respective Lipper Expense Group, and the overall expenses for the Master Portfolio was generally lower than the overall expenses of the funds in its respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Groups, was satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profit Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the Master Portfolio’s operations for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with the Master Portfolio and the overall MIP complex posting a profit to BGFA and its affiliates for the year, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increase. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for

S&P 500 Index Master Portfolio

Board Review and Approval of Investment Advisory Contract (Unaudited), Continued

the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

EQX-SAR    06/08

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) BB&T Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President (principal executive officer)

Date 8/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President (principal executive officer)

Date 8/25/08

By (Signature and Title)*	/s/Andrew J. McNally
Andrew J. McNally, Treasurer (principal financial officer)

Date 8/25/08

* Print the name and title of each signing officer under his or her signature.